RELATED PARTY TRANSACTIONS - Schedule of Amount Due from Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Amount due from related parties	$ 27	$ 18
Increase (Decrease) in Due to Related Parties	30	0	$ 0
Amount due to related parties	3,127	228
AirMedia Holding Ltd [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Amount due from related parties	3	0
AirMedia Merger Company Ltd [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Amount due from related parties	3	0
Wealthy Environment Limited [Member] | Shareholder [Member]
Related Party Transaction [Line Items]
Amount due from related parties	1	0
Global Earning Pacific Ltd. [Member] | Shareholder [Member]
Related Party Transaction [Line Items]
Amount due from related parties	2	1
Mambo Fiesta Limited [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Amount due from related parties	17	16
Shanghai Qingxuan Co Ltd [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Amount due from related parties	$ 1	$ 1
Beijing Eastern Media Corporation Ltd. [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	49.00%	49.00%
Beijing Eastern Media Corporation Ltd. [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties		$ 39,076
Beijing Eastern Media Corporation Ltd. [Member] | Equity Method Investments [Member]
Related Party Transaction [Line Items]
Increase (Decrease) in Due to Related Parties		228
Amount due to related parties	$ 254	228
Accounts Payable, Related Parties		39,304
Mrs. Dan Shao [Member] | Shareholder [Member]
Related Party Transaction [Line Items]
Amount due to related parties	$ 2,873	$ 0